Parent Entity Information - Statement of Financial Position of Parent Entity (Detail) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure Of Parent Entity Information [line Items]
Total current assets	$ 28,643,179	$ 15,919,258
Total non current assets	18,355,604	19,044,538
Total assets	46,998,783	34,963,796	$ 42,554,067
Total current liabilities	3,853,363	2,632,008
Total non current liabilities	9,623,493	5,799,482
Total liabilities	13,476,856	8,431,490	7,236,554
EQUITY
Contributed equity	213,232,719	195,352,543
Reserves	64,874,040	63,018,575
Total equity	33,521,927	26,532,306	$ 35,317,513	$ 24,689,743
Parent [member]
Disclosure Of Parent Entity Information [line Items]
Total current assets	23,589,353	13,220,743
Total non current assets	18,698,068	20,936,849
Total assets	42,287,421	34,157,592
Total current liabilities	615,027	1,189,848
Total non current liabilities	10,630,814	6,482,571
Total liabilities	11,245,841	7,672,419
EQUITY
Contributed equity	213,232,719	195,352,543
Reserves	64,615,312	63,251,328
Accumulated losses	(246,806,451)	(232,118,699)
Total equity	$ 31,041,580	$ 26,485,173